Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 367,620	€ 366,175
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 4,582	€ 5,132
Expiration Date	2024-2028	2023-2027
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 378	€ 347
Expiration Date	2028	2027
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 362,660	€ 360,696